PROPERTY AND EQUIPMENT (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Depreciation	$ 4,500	$ 1,500	$ 3,000